Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2019	2018
	€ in thousands
Cash	24,948	35,984
On call deposits	19,561	898
Cash and cash equivalents	44,509	36,882

Cash and cash equivalents in the statement of cash flows	44,509	36,882

The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.